MANAGEMENT OF FINANCIAL RISK (Disclosure of Nature and Extent Arising from Financial Instruments - Currency Risk) (Details)
€ in Thousands, XAF in Thousands, S/ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 ARS ($)	Dec. 31, 2024 XAF	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 ARS ($)	Dec. 31, 2023 XAF	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)
CANADA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net		$ (18,659)							$ (12,968)	$ (17,880)							$ (13,516)
Effect of Foreign denominated items	$ 1,179
Change percentage, currency	10.00%
CANADA | Cash and Cash Equivalent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net		867								480
CANADA | Marketable Securities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net		171								105
CANADA | Trade and Value Added Tax Long Term Receivable [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net		231								388
CANADA | Trade and Other Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net		$ (19,928)								(18,669)
CANADA | Other Liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net										$ (184)
PERU
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net			S/ (16,070)						(4,263)		S/ (34,458)						(9,280)
Effect of Foreign denominated items	$ 388
Change percentage, currency	10.00%
PERU | Cash and Cash Equivalent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | S/			5,953								6,871
PERU | Trade and Value Added Tax Long Term Receivable [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | S/			5,032								1,730
PERU | Income Tax Receivable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | S/			12,828								28,052
PERU | Trade and Other Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | S/			(27,092)								(51,327)
PERU | Provisions Current [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | S/			(4,280)								(5,905)
PERU | Provisions Noncurrent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | S/			S/ (8,511)								S/ (13,879)
MEXICO
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net				$ (272,871)					(13,463)			$ (181,058)					(10,718)
Effect of Foreign denominated items	$ 1,224
Change percentage, currency	10.00%
MEXICO | Cash and Cash Equivalent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net				30,105								8,798
MEXICO | Trade and Value Added Tax Long Term Receivable [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net				77,069								114,189
MEXICO | Income Tax Receivable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net				84,050								84,050
MEXICO | VAT - long term receivable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net				54,835								64,265
MEXICO | Trade and Other Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net				(261,987)								(174,021)
MEXICO | Provisions Current [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net				(89,798)								(21,420)
MEXICO | Income Tax Payable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net				(5,424)								(28,094)
MEXICO | Other Liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net												(121,249)
MEXICO | Provisions Noncurrent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net				$ (161,721)								$ (107,576)
ARGENTINA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net					$ 6,821,584				6,607				$ 2,707,253				3,350
Effect of Foreign denominated items	$ 601
Change percentage, currency	10.00%
ARGENTINA | Cash and Cash Equivalent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net					123,751								1,092,738
ARGENTINA | Trade and Value Added Tax Long Term Receivable [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net					18,844,945								9,554,183
ARGENTINA | Trade and Other Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net					(9,840,575)								(6,605,563)
ARGENTINA | Provisions Current [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net					$ (2,306,537)								$ (1,334,105)
WEST AFRICA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net						XAF 8,584,695			13,682					XAF 42,038,166			70,851
Effect of Foreign denominated items	$ 1,244
Change percentage, currency	10.00%
WEST AFRICA | Cash and Cash Equivalent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | XAF						18,192,160								39,898,039
WEST AFRICA | Restricted Cash [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | XAF						293,333								573,830
WEST AFRICA | Trade and Value Added Tax Long Term Receivable [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | XAF						27,131,817								16,584,783
WEST AFRICA | VAT - long term receivable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | XAF						16,237,957								5,582,765
WEST AFRICA | Trade and Other Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | XAF						(51,995,741)								(18,465,087)
WEST AFRICA | Income Tax Payable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | XAF						XAF (1,274,831)								XAF (2,136,164)
AUSTRALIA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net							$ (2,385)		(1,483)						$ (1,328)		(905)
Effect of Foreign denominated items	$ 135
Change percentage, currency	10.00%
AUSTRALIA | Cash and Cash Equivalent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net							154								48
AUSTRALIA | Trade and Value Added Tax Long Term Receivable [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net							7								(117)
AUSTRALIA | Trade and Other Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net							$ (2,546)								$ (1,259)
European Union
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net								€ (4,060)	$ (4,225)							€ (2,535)	$ (2,802)
Effect of Foreign denominated items	$ 384
Change percentage, currency	10.00%
European Union | Cash and Cash Equivalent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | €								2,921
European Union | Trade and Other Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | €								€ (6,981)								€ (2,535)